Submission	Jun. 02, 2026
Submission [Line Items]
Central Index Key	0001045520
Registrant Name	CANADIAN IMPERIAL BANK OF COMMERCE /CAN/
Registration File Number	333-294072
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES